Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and other current assets [Abstract]
Prepayments and deposits to vendors and content providers		¥ 71,354	¥ 54,330
Interests receivable		41,220	98,355
Employee advances		12,484	5,144
Rental and other deposits		12,111	6,093
Loans receivable		1,338	34,502
Others		9,316	5,715
Total	$ 22,822	¥ 147,823	¥ 204,139